UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

AllianceBernstein Core Opportunities Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105


2.	The name of each series of class of securities for which this
Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):

[ X ]

3.	Investment Company Act File Number:	811-09687

	Securities Act File Number :	333-90261

4(a).	Last Day of Fiscal Year for which this Form is filed:

November 30, 2012

4(b).	[  ]    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year).

4(c).	[  ]	Check box if this is the last time the issuer will be
filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during
	the fiscal year pursuant to section 24 (f):

$18,324,146

(ii)	Aggregate sale price of securities redeemed or repurchased
during the fiscal year:

$26,980,903

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:

$343,830,831

(iv)	Total available redemption credits [add Items 5(ii) and
5(iii)]:

$370,811,734

(v)	Net Sales:

$0

(vi)	Redemption credits available for use in future years:

$(352,487,588)

(vii)	Multiplier for determining registration fee:

x	0.0001364

(viii)	Registration Fee Due:

=	$0.00

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

N/A

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

N/A

7.	Interest due -- if this Form is being filed more than 90
days after the end of the issuer's fiscal year:

+	 $0

8.	Total amount of the registration fee due plus any interest
due [line 5(viii) plus line 7]:

$0

9.	Date the registration fee and any interest payment was sent
to the Commission's lockbox depository:

N/A


Method of Delivery:
[  ] Wire Transfer
[  ] Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.
By (Signature and Title)*:

Phyllis J. Clarke, Controller

Date: February 15, 2013

* Please print or type the name and title of the signing officer below the signature.